Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Payables and Accruals [Abstract]
Accrued payroll and related benefits	$ 8,620	$ 7,166
Accrued taxes payable	3,491	1,866
Other accrued expenses	2,999	1,870
Total accrued expenses and other current liabilities	$ 15,110	$ 10,902